SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accrued expenses	$ 366	$ 339
Research credits	768	716
Research & experimental capitalization	1,140	2,566
Inventory	432	403
Lease liability	1,097	1,208
Stock compensation	2,147	1,779
Net operating loss carryforwards	4,679	2,112
Other	31	8
Total gross deferred tax assets	10,660	9,131
Less valuation allowance	(8,928)	(6,832)	$ (5,672)
Total deferred tax assets	1,732	2,299
Deferred tax liabilities:
Property and equipment	(494)	(567)
Intangibles	(38)	(56)
Right-of-use asset	(953)	(1,079)
481(a) adjustment	(247)	(597)
Total deferred tax liabilities	(1,732)	(2,299)
Net deferred tax asset (liability)